LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT [Abstract]
Aggregate Annual Principal Payments of Debt
As of December 31, 2022, the aggregate annual principal payments required to be made under the Company’s outstanding debt facilities are as follows:

Debt repayments in $'000s*	Total	2023	2024	2025	2026	2027	More than 5 years
2019 Senior Secured Credit Facility including the $30 mill Accordion Loan	129,189	27,285	101,904	-	-	-	-
Financing of 2018-built Vessels	95,950	8,711	9,138	9,534	9,974	10,434	48,159
Financing of 2022 Newbuildings	84,851	5,500	5,515	5,500	5,500	5,500	57,336
Total	309,990	41,496	116,557	15,034	15,474	15,934	105,495